Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2011
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACFX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACBX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACVX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACIX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECLAX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBCAX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECACX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACKX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCARX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACNX
MFS Conservative Allocation Fund (Prospectus Summary) | MFS Conservative Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACJX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMAX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMABX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMACX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAIX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAMDX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMDX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMAX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMFX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARRX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMHX
MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMJX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGWX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBGWX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCGWX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGWIX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGWX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBGWX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGWX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGMX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGALX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGEX
MFS Growth Allocation Fund (Prospectus Summary) | MFS Growth Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGJX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAGX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAGX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAGX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAGX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGTX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBAAX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECAAX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAFX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWAX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAHX
MFS Aggressive Growth Allocation Fund (Prospectus Summary) | MFS Aggressive Growth Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAALX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMAX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMBX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMCX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMIX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMRX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMFX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMGX
MFS Emerging Markets Equity Fund (Prospectus Summary) | MFS Emerging Markets Equity Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMHX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIDX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIFX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIGX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIJX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIEX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIMX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDINX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIOX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIKX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIHX
MFS International Diversification Fund (Prospectus Summary) | MFS International Diversification Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDITX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRAX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRBX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRCX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MQGIX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRWX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRRX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRQX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRTX
MFS International Growth Fund (Prospectus Summary) | MFS International Growth Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRVX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGIAX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGIBX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGICX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINIX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINWX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINRX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINFX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINGX
MFS International Value Fund (Prospectus Summary) | MFS International Value Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINHX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBAX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBBX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBDX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBJX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBKX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBLX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBMX
MFS GLOBAL BOND FUND (Prospectus Summary) | MFS GLOBAL BOND FUND | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGBNX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNAX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNBX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNCX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNIX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNRX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNSX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNTX
MFS Absolute Return Fund (Prospectus Summary) | MFS Absolute Return Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNUX